CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 3, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:           First Trust Variable Insurance Trust
                     (Registration Nos. 333-178767, 811-22652)
                   ---------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio, a series of the Registrant. Pre-Effective Amendment No. 4, which was the most recent amendment to the Registration Statement, was declared effective by the Securities and Exchange Commission on April 30, 2012.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                  Morrison C. Warren

Enclosures